OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments.

Investments in Affiliated Funds

Columbia Income Builder Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.6%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares	1,657,766	$24,551,518
Dividend Income 10.8%
Columbia Dividend Opportunity Fund, Class I Shares	10,420,155	90,030,140
International 2.0%
Columbia Multi-Advisor International Equity Fund, Class I Shares (a)	1,397,965	16,523,940
Real Estate 4.7%
Columbia Real Estate Equity Fund, Class I Shares (b)	2,696,347	38,854,359
U.S. Large Cap 4.8%
Columbia Large Value Quantitative Fund, Class I Shares (b)	5,647,019	40,376,183
U.S. Small Cap 4.3%
Columbia Small Cap Value Fund I, Class I Shares	813,387	35,732,109
Total Equity Funds (Cost: $228,559,973)		$246,068,249

Fixed-Income Funds 64.6%
Emerging Markets 7.0%
Columbia Emerging Markets Bond Fund, Class I Shares (b)	4,913,920	$58,180,816
Floating Rate 7.4%
Columbia Floating Rate Fund, Class I Shares (b)	6,953,970	62,029,416
High Yield 14.8%
Columbia High Yield Bond Fund, Class I Shares (b)	43,524,999	123,175,746
Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund, Class I Shares (b)	2,232,221	24,822,299

	Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund, Class I Shares (b)	1,452,420	$16,543,057
Investment Grade 30.4%
Columbia Corporate Income Fund, Class I Shares	2,014,671	20,751,106
Columbia Diversified Bond Fund, Class I Shares	4,542,550	23,303,282
Columbia Limited Duration Credit Fund, Class I Shares	3,796,491	38,268,632
Columbia U.S. Government Mortgage Fund, Class I Shares (b)	29,496,940	165,477,833
Columbia U.S. Treasury Index Fund, Class I Shares	494,543	5,805,936
Total		253,606,789
Total Fixed-Income Funds (Cost: $497,260,011)		$538,358,123

Alternative Investments 5.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,573,313	16,346,730
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	3,162,728	31,753,786
Total Alternative Investments (Cost: $47,428,845)		$48,100,516

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008%(c)	380,637	380,637
Total Money Market Funds (Cost: $380,637)		$380,637
Total Investments in Affiliated Funds (Cost: $773,629,466) (d)		$832,907,525(e)
Other Assets and Liabilities		88,310
Net Assets		$832,995,835

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia International Bond Fund, Class I Shares	25.82%
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	17.28
Columbia Large Value Quantitative Fund, Class I Shares	15.10
Columbia Absolute Return Currency and Income Fund, Class I Shares	14.41
Columbia Floating Rate Fund, Class I Shares	12.63
Columbia Emerging Markets Bond Fund, Class I Shares	10.21
Columbia U.S. Government Mortgage Fund, Class I Shares	9.64
Columbia High Yield Bond Fund, Class I Shares	7.12
Columbia Real Estate Equity Fund, Class I Shares	6.89
Columbia Inflation Protected Securities Fund, Class I Shares	5.05

(c)                                  The rate shown is the seven-day current annualized yield at April 30, 2012.

(d)                                  At April 30, 2012, the cost of securities for federal income tax purposes was approximately $773,629,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,573,000
Unrealized Depreciation	(1,294,000)
Net Unrealized Appreciation	$59,279,000

(e)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$832,907,525	$—	$—	$832,907,525

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Aggressive Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 82.0%
Dividend Income 5.3%
Columbia Dividend Income Fund, Class I Shares	976,107	$14,387,823
Columbia Dividend Opportunity Fund, Class I Shares	1,828,671	15,799,716
Total		30,187,539
International 21.9%
Columbia Acorn International, Class I Shares	104,347	4,132,157
Columbia Emerging Markets Fund, Class I Shares (a)	2,489,134	24,717,098
Columbia European Equity Fund, Class I Shares (b)	7,797,338	45,302,536
Columbia Greater China Fund, Class I Shares (b)	339,726	16,660,152
Columbia Pacific/Asia Fund, Class I Shares (b)	4,224,747	34,262,696
Total		125,074,639
Real Estate 2.0%
Columbia Real Estate Equity Fund, Class I Shares	810,693	11,682,082
U.S. Large Cap 34.2%
Columbia Contrarian Core Fund, Class I Shares	2,759,137	42,904,586
Columbia Diversified Equity Income Fund, Class I Shares	1,517,631	15,753,005
Columbia Large Cap Core Fund, Class I Shares	1,582,407	22,849,963
Columbia Large Cap Growth Fund, Class I Shares	635,791	17,198,139
Columbia Large Core Quantitative Fund, Class I Shares	4,429,494	28,658,825
Columbia Large Growth Quantitative Fund, Class I Shares	1,954,709	17,220,983
Columbia Select Large Cap Growth Fund, Class I Shares (a)	2,183,249	31,416,946
Columbia Select Large-Cap Value Fund, Class I Shares	1,228,299	19,923,018
Total		195,925,465
U.S. Mid Cap 13.5%
Columbia Mid Cap Growth Fund, Class I Shares (a)	1,410,411	39,858,204
Columbia Mid Cap Value Fund, Class I Shares	1,212,330	17,251,463
Columbia Mid Cap Value Opportunity Fund, Class I Shares	2,435,133	20,089,848
Total		77,199,515

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 5.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	933,652	$5,704,615
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)	258,179	4,311,593
Columbia Small Cap Core Fund, Class I Shares (a)	565,562	9,224,311
Columbia Small Cap Growth Fund I, Class I Shares (a)	326,624	10,030,631
Total		29,271,150
Total Equity Funds (Cost: $412,419,055)		$469,340,390

Fixed-Income Funds 14.3%
High Yield 3.3%
Columbia Income Opportunities Fund, Class I Shares	1,943,735	18,718,174
Investment Grade 11.0%
Columbia Corporate Income Fund, Class I Shares	3,338,186	34,383,312
Columbia U.S. Government Mortgage Fund, Class I Shares	5,090,696	28,558,806
Total		62,942,118
Total Fixed-Income Funds (Cost: $78,954,223)		$81,660,292

Alternative Investments 3.5%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(b)	1,116,385	11,398,286
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	556,746	5,567,460
Columbia Flexible Capital Income Fund, Class I Shares	277,400	2,984,828
Total Alternative Investments (Cost: $19,460,513)		$19,950,574

Money Market Funds 0.2%
Columbia Money Market Fund, Class I Shares, 0.008%(c)	27	27
Columbia Short-Term Cash Fund, 0.144%(c)	1,430,698	1,430,698
Total Money Market Funds (Cost: $1,430,725)		$1,430,725
Total Investments in Affiliated Funds (Cost: $512,264,516) (d)		$572,381,981(e)
Other Assets and Liabilities		39,215
Net Assets		$572,421,196

Investment in Derivatives

At April 30, 2012, $46,701 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Euro Stoxx 50	(10)	$(299,024)	June 2012	$25,780	$—
Russell 2000 Mini Index	4	325,960	June 2012	—	(3,930)
Total				$25,780	$(3,930)

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund, Class I Shares	14.88%
Columbia Pacific/Asia Fund, Class I Shares	11.21
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	10.50
Columbia Greater China Fund, Class I Shares	6.70
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5.26

(c)                                  The rate shown is the seven-day current annualized yield at April 30, 2012.

(d)                                  At April 30, 2012, the cost of securities for federal income tax purposes was approximately $512,265,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,782,000
Unrealized Depreciation	(665,000)
Net Unrealized Appreciation	$60,117,000

(e)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$572,381,981	$—	$—	$572,381,981

Derivatives

Assets
Futures Contracts	25,780	—	—	25,780
Liabilities
Futures Contracts	(3,930)	—	—	(3,930)

Total	$572,403,831	$—	$—	$572,403,831

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Investments in Affiliated Funds

Columbia Portfolio Builder Conservative Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.0%
Dividend Income 4.1%
Columbia Dividend Income Fund, Class I Shares	443,713	$6,540,333
Columbia Dividend Opportunity Fund, Class I Shares	756,646	6,537,419
Total		13,077,752
International 4.2%
Columbia Acorn International Fund, Class I Shares	12,008	475,502
Columbia Emerging Markets Fund, Class I Shares (a)	255,795	2,540,050
Columbia European Equity Fund, Class I Shares	983,798	5,715,866
Columbia Pacific/Asia Fund, Class I Shares	589,494	4,780,799
Total		13,512,217
U.S. Large Cap 8.5%
Columbia Contrarian Core Fund, Class I Shares	409,087	6,361,300
Columbia Large Cap Core Fund, Class I Shares	110,002	1,588,434
Columbia Large Cap Growth Fund, Class I Shares	147,148	3,980,348
Columbia Large Core Quantitative Fund, Class I Shares	1,231,248	7,966,172
Columbia Large Growth Quantitative Fund, Class I Shares	814,485	7,175,613
Total		27,071,867
U.S. Mid Cap 2.5%
Columbia Mid Cap Growth Fund, Class I Shares (a)	140,409	3,967,941
Columbia Mid Cap Value Fund, Class I Shares	280,081	3,985,554
Total		7,953,495
U.S. Small Cap 0.7%
Columbia Small Cap Core Fund, Class I Shares (a)	126,143	2,057,400
Total Equity Funds (Cost: $57,122,897)		$63,672,731

Fixed-Income Funds 72.0%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares	213,907	3,167,965

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,348,136	$15,961,932
Inflation Protected Securities 5.0%
Columbia Inflation Protected Securities Fund, Class I Shares	1,432,876	15,933,585
Investment Grade 61.0%
CMG Ultra-Short Term Bond Fund	1,059,140	9,542,846
Columbia Corporate Income Fund, Class I Shares	5,587,796	57,554,298
Columbia Limited Duration Credit Fund, Class I Shares	3,161,345	31,866,357
Columbia U.S. Government Mortgage Fund, Class I Shares	13,071,894	73,333,327
Columbia U.S. Treasury Index Fund, Class I Shares (b)	1,900,669	22,313,853
Total		194,610,681
Total Fixed-Income Funds (Cost: $221,968,749)		$229,674,163

Alternative Investments 8.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	467,229	4,770,409
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	718,953	7,189,533
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	712,382	7,152,317
Columbia Flexible Capital Income Fund, Class I Shares(b)	592,775	6,378,253
Total Alternative Investments (Cost: $24,838,559)		$25,490,512

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008%(c)	6	6
Total Money Market Funds (Cost: $6)		$6
Total Investments in Affiliated Funds (Cost: $303,930,211) (d)		$318,837,412(e)
Other Assets and Liabilities		(65,736)
Net Assets		$318,771,676

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	6.82%
Columbia Flexible Capital Income Fund, Class I Shares	6.36
Columbia U.S. Treasury Index Fund, Class I Shares	5.31

(c)                                  The rate shown is the seven-day current annualized yield at April 30, 2012.

(d)                                  At April 30, 2012, the cost of securities for federal income tax purposes was approximately $303,930,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,952,000
Unrealized Depreciation	(45,000)
Net Unrealized Appreciation	$14,907,000

(e)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$318,837,412	$—	$—	$318,837,412

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Aggressive Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 66.0%
Dividend Income 4.3%
Columbia Dividend Income Fund, Class I Shares	1,625,149	$23,954,694
Columbia Dividend Opportunity Fund, Class I Shares	3,115,825	26,920,732
Total		50,875,426
International 17.0%
Columbia Acorn International, Class I Shares	144,679	5,729,313
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,361,072	43,305,447
Columbia European Equity Fund, Class I Shares (a)	11,688,505	67,910,213
Columbia Greater China Fund, Class I Shares (a)	472,480	23,170,402
Columbia Pacific/Asia Fund, Class I Shares (a)	7,734,101	62,723,559
Total		202,838,934
Real Estate 1.0%
Columbia Real Estate Equity Fund, Class I Shares	838,907	12,088,655
U.S. Large Cap 28.7%
Columbia Contrarian Core Fund, Class I Shares	4,753,638	73,919,069
Columbia Diversified Equity Income Fund, Class I Shares	2,587,791	26,861,276
Columbia Large Cap Core Fund, Class I Shares	2,308,841	33,339,668
Columbia Large Cap Growth Fund, Class I Shares	1,434,774	38,810,633
Columbia Large Core Quantitative Fund, Class I Shares	8,304,766	53,731,836
Columbia Large Growth Quantitative Fund, Class I Shares (a)	4,071,428	35,869,279
Columbia Select Large Cap Growth Fund, Class I Shares (b)	2,895,825	41,670,926
Columbia Select Large-Cap Value Fund, Class I Shares (a)	2,375,765	38,534,902
Total		342,737,589
U.S. Mid Cap 11.0%
Columbia Mid Cap Growth Fund, Class I Shares (b)	2,099,032	59,318,640
Columbia Mid Cap Value Fund, Class I Shares	2,521,311	35,878,257
Columbia Mid Cap Value Opportunity Fund, Class I Shares	4,346,215	35,856,269
Total		131,053,166
U.S. Small Cap 4.0%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (b)	2,432,947	14,865,305

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Select Smaller-Cap Value Fund, Class I Shares (b)	179,159	$2,991,958
Columbia Small Cap Core Fund, Class I Shares (b)	731,738	11,934,650
Columbia Small Cap Growth Fund I, Class I Shares (b)	582,634	17,892,672
Total		47,684,585
Total Equity Funds (Cost: $686,100,156)		$787,278,355

Fixed-Income Funds 30.0%
Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares	1,614,622	23,912,556
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,011,504	11,976,206
High Yield 4.5%
Columbia Income Opportunities Fund, Class I Shares	5,616,374	54,085,687
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares	1,072,626	11,927,603
Investment Grade 21.5%
Columbia Corporate Income Fund, Class I Shares (a)	12,200,235	125,662,424
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	21,253,863	119,234,171
Columbia U.S. Treasury Index Fund, Class I Shares	1,017,062	11,940,302
Total		256,836,897
Total Fixed-Income Funds (Cost: $348,245,680)		$358,738,949

Alternative Investments 3.5%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,330,579	23,795,214
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	1,162,762	11,627,613
Columbia Flexible Capital Income Fund, Class I Shares(a)	578,096	6,220,315
Total Alternative Investments (Cost: $40,640,484)		$41,643,142

	Shares	Value

Money Market Funds 0.5%
Columbia Money Market Fund, Class I Shares, 0.008% (c)	16	$16
Columbia Short-Term Cash Fund, 0.144% (c)	5,928,248	5,928,248
Total Money Market Funds (Cost: $5,928,264)		$5,928,264
Total Investments in Affiliated Funds (Cost: $1,080,914,584) (d)		$1,193,588,710(e)
Other Assets and Liabilities		(238,537)
Net Assets		$1,193,350,173

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund , Class I Shares	22.31%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	21.93
Columbia Pacific/Asia Fund, Class I Shares	20.54
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	11.00
Columbia Greater China Fund, Class I Shares	9.32
Columbia Corporate Income Fund, Class I Shares	8.92
Columbia Emerging Markets Fund, Class I Shares	8.61
Columbia Select Large-Cap Value Fund, Class I Shares	7.06
Columbia U.S. Government Mortgage Fund, Class I Shares	6.95
Columbia Flexible Capital Income Fund, Class I Shares	6.20
Columbia Large Growth Quantitative Fund, Class I Shares	5.85

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $1,080,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$113,886,000
Unrealized Depreciation	(1,212,000)
Net Unrealized Appreciation	$112,674,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$1,193,588,710	$—	$—	$1,193,588,710

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.0%
Dividend Income 5.5%
Columbia Dividend Income Fund, Class I Shares	3,075,214	$45,328,657
Columbia Dividend Opportunity Fund, Class I Shares	4,363,273	37,698,676
Total		83,027,333
International 13.0%
Columbia Acorn International Fund, Class I Shares	144,725	5,731,109
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,403,287	43,724,638
Columbia European Equity Fund, Class I Shares (a)	11,654,256	67,711,230
Columbia Greater China Fund, Class I Shares (a)	374,511	18,366,006
Columbia Pacific/Asia Fund, Class I Shares (a)	7,388,048	59,917,073
Total		195,450,056
U.S. Large Cap 20.3%
Columbia Contrarian Core Fund, Class I Shares	5,068,413	78,813,821
Columbia Large Cap Core Fund, Class I Shares	1,556,679	22,478,442
Columbia Large Cap Growth Fund, Class I Shares	973,527	26,333,914
Columbia Large Core Quantitative Fund, Class I Shares	9,297,266	60,153,308
Columbia Large Growth Quantitative Fund, Class I Shares (a)	5,127,708	45,175,105
Columbia Select Large Cap Growth Fund, Class I Shares (b)	2,861,738	41,180,412
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,841,141	29,863,305
Total		303,998,307
U.S. Mid Cap 8.2%
Columbia Mid Cap Growth Fund, Class I Shares (b)	2,245,105	63,446,662
Columbia Mid Cap Value Fund, Class I Shares	1,855,789	26,407,879
Columbia Mid Cap Value Opportunity Fund, Class I Shares	4,108,627	33,896,172
Total		123,750,713
U.S. Small Cap 3.0%
Columbia Select Smaller-Cap Value Fund, Class I Shares (b)	903,998	15,096,777
Columbia Small Cap Core Fund, Class I Shares (b)	1,385,025	22,589,755

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (b)	244,890	$7,520,569
Total		45,207,101
Total Equity Funds (Cost: $667,924,593)		$751,433,510

Fixed-Income Funds 45.5%
Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,540,465	37,624,290
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,547,133	30,158,054
High Yield 4.3%
Columbia Income Opportunities Fund, Class I Shares	6,670,774	64,239,556
Inflation Protected Securities 1.5%
Columbia Inflation Protected Securities Fund, Class I Shares	2,022,226	22,487,146
Investment Grade 35.2%
Columbia Corporate Income Fund, Class I Shares (a)	10,588,145	109,057,896
Columbia Diversified Bond Fund, Class I Shares (a)	43,865,554	225,030,290
Columbia Limited Duration Credit Fund, Class I Shares	4,456,518	44,921,704
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	26,713,622	149,863,419
Total		528,873,309
Total Fixed-Income Funds (Cost: $650,862,024)		$683,382,355

Alternative Investments 4.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,489,636	25,419,179
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	2,644,416	26,549,932
Columbia Flexible Capital Income Fund, Class I Shares(a)	727,812	7,831,260
Total Alternative Investments (Cost: $58,524,976)		$59,800,371

Money Market Funds 0.5%
Columbia Money Market Fund, Class I Shares, 0.008%(c)	34	34
Columbia Short-Term Cash Fund, 0.144%(c)	7,459,960	7,459,960
Total Money Market Funds (Cost: $7,459,994)		$7,459,994

Total Investments in Affiliated Funds
(Cost: $1,384,771,587) (d)	$1,502,076,230(e)
Other Assets and Liabilities	(19,690)
Net Assets	$1,502,056,540

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	23.43%
Columbia European Equity Fund, Class I Shares	22.25
Columbia Pacific/Asia Fund, Class I Shares	19.61
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	14.45
Columbia U.S. Government Mortgage Fund, Class I Shares	8.73
Columbia Emerging Markets Fund, Class I Shares	8.70
Columbia Flexible Capital Income Fund, Class I Shares	7.80
Columbia Corporate Income Fund, Class I Shares	7.74
Columbia Greater China Fund, Class I Shares	7.39
Columbia Large Growth Quantitative Fund, Class I Shares	7.37
Columbia Convertible Securities Fund, Class I Shares	7.03
Columbia Diversified Bond Fund, Class I Shares	6.98
Columbia Select Large-Cap Value Fund, Class I Shares	5.47
Columbia Emerging Markets Bond Fund, Class I Shares	5.30

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $1,384,772,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$118,732,000
Unrealized Depreciation	(1,428,000)
Net Unrealized Appreciation	$117,304,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$1,502,076,230	$—	$—	$1,502,076,230

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Conservative Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 35.0%
Dividend Income 5.7%
Columbia Dividend Income Fund, Class I Shares	852,290	$12,562,753
Columbia Dividend Opportunity Fund, Class I Shares	2,183,098	18,861,965
Total		31,424,718
International 8.2%
Columbia Acorn International Fund, Class I Shares	35,068	1,388,719
Columbia Emerging Markets Fund, Class I Shares (a)	852,182	8,462,165
Columbia European Equity Fund, Class I Shares (b)	2,861,720	16,626,596
Columbia Greater China Fund, Class I Shares	110,111	5,399,826
Columbia Pacific/Asia Fund, Class I Shares	1,707,103	13,844,605
Total		45,721,911
U.S. Large Cap 13.9%
Columbia Contrarian Core Fund, Class I Shares	1,426,599	22,183,607
Columbia Large Cap Core Fund, Class I Shares	479,608	6,925,537
Columbia Large Cap Growth Fund, Class I Shares	452,289	12,234,415
Columbia Large Core Quantitative Fund, Class I Shares	2,577,965	16,679,436
Columbia Large Growth Quantitative Fund, Class I Shares	2,157,991	19,011,904
Total		77,034,899
U.S. Mid Cap 5.2%
Columbia Mid Cap Growth Fund, Class I Shares (a)	489,208	13,825,017
Columbia Mid Cap Value Fund, Class I Shares	1,077,740	15,336,247
Total		29,161,264
U.S. Small Cap 2.0%
Columbia Small Cap Core Fund, Class I Shares (a)	681,127	11,109,177
Total Equity Funds (Cost: $173,698,264)		$194,451,969

Fixed-Income Funds 58.9%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares	372,533	5,517,202

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares	2,354,846	$27,881,379
High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares	2,322,171	22,362,505
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Class I Shares	997,279	11,089,744
Investment Grade 46.9%
CMG Ultra-Short Term Bond Fund	613,663	5,529,105
Columbia Corporate Income Fund, Class I Shares (b)	9,181,788	94,572,419
Columbia Limited Duration Credit Fund, Class I Shares	3,848,321	38,791,079
Columbia U.S. Government Mortgage Fund, Class I Shares (b)	19,775,743	110,941,914
Columbia U.S. Treasury Index Fund, Class I Shares	944,547	11,088,983
Total		260,923,500
Total Fixed-Income Funds (Cost: $318,142,053)		$327,774,330

Alternative Investments 6.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(b)	1,035,180	10,569,186
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	553,074	5,530,737
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	550,146	5,523,473
Columbia Flexible Capital Income Fund, Class I Shares(b)	1,081,039	11,631,978
Total Alternative Investments (Cost: $32,054,810)		$33,255,374

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008% (c)	33	33
Total Money Market Funds (Cost: $33)		$33
Total Investments in Affiliated Funds (Cost: $523,895,160) (d)		$555,481,706(e)
Other Assets and Liabilities		406,510
Net Assets		$555,888,216

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Flexible Capital Income Fund, Class I Shares	11.59%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	9.73
Columbia Corporate Income Fund, Class I Shares	6.71
Columbia U.S. Government Mortgage Fund, Class I Shares	6.46
Columbia European Equity Fund, Class I Shares	5.46
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5.23

(c)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $523,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,032,000
Unrealized Depreciation	(445,000)
Net Unrealized Appreciation	$31,587,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Investments in Affiliated Funds	$555,481,706	$—	$—	$555,481,706

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 22, 2012